Subsequent Events (Details)	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent event description	Under the SEDA, Yorkville has committed to make an upfront investment of $2,500,000 and provide up to $20,000,000 in equity financing over a 36 month period in individual tranches.